6. PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,557,000	$ 1,503,000